UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  9/30/2011

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2210 Brookfield Drive
Winston-Salem, NC  27106

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Liz Grodski
Title:  Office Manager
Phone:	631-725-5518

Signature, Place, and Date of Signing:

Liz Grodski	  Sag Harbor, NY	       November 15, 2011

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total: 48

Form 13F Information Table Value Total:  $124538



List of Other Included Managers:

NONE



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     5060    70477 SH       Sole                    70477
AT&T Inc.                      COM              00206R102      392    13735 SH       Sole                    13735
Automatic Data Processing      COM              053015103     5129   108775 SH       Sole                   108775
BYD Co Ltd ADR                 COM              05606L100      285    87000 SH       Sole                    87000
Berkshire Hathaway Inc Cl A    COM              084670108     3204       30 SH       Sole                       30
Berkshire Hathaway Inc Cl B    COM              084670702     5058    71200 SH       Sole                    71200
Bridgehampton National Bank    COM              108035106     1138    62160 SH       Sole                    62160
Bristol Myers                  COM              110122108      276     8800 SH       Sole                     8800
Caterpillar Inc.               COM              149123101     2669    36150 SH       Sole                    36150
Chevron Corporation            COM              166764100     1010    10913 SH       Sole                    10913
Cisco Sys Inc                  COM              17275R102      155    10000 SH       Sole                    10000
Coca-Cola                      COM              191216100      833    12326 SH       Sole                    12326
Deere & Company                COM              244199105     1259    19500 SH       Sole                    19500
Devon Energy Corp New          COM              25179M103      444     8000 SH       Sole                     8000
Diageo Plc                     COM              25243Q205     4123    54300 SH       Sole                    54300
Disney Walt Co                 COM              254687106      422    14000 SH       Sole                    14000
Duke Energy                    COM              26441C105     2713   135700 SH       Sole                   135700
Ei Dupont De Nemours & Co      COM              263534109      504    12620 SH       Sole                    12620
Emerson Elec Co                COM              291011104     4702   113820 SH       Sole                   113820
Exxon Mobil Corp               COM              30231G102     7583   104407 SH       Sole                   104407
Factset Research Sys           COM              303075105     3977    44700 SH       Sole                    44700
General Elec Co                COM              369604103     6687   439365 SH       Sole                   439365
Google Inc. Cl A               COM              38259P508     5346    10380 SH       Sole                    10380
Heineken Holding               COM              N39338194      393    10125 SH       Sole                    10125
Heinz H J Co                   COM              423074103     3150    62400 SH       Sole                    62400
Hewlett Packard                COM              428236103      258    11500 SH       Sole                    11500
Honeywell International Inc    COM              438516106     3089    70350 SH       Sole                    70350
Intel Corp.                    COM              458140100     5872   275225 SH       Sole                   275225
International Business Machine COM              459200101     4288    24521 SH       Sole                    24521
Johnson & Johnson              COM              478160104     4744    74484 SH       Sole                    74484
Kraft Foods Inc Class A        COM              50075N104     3276    97564 SH       Sole                    97564
Laboratory Amer Hldgs Com New  COM              50540R409      929    11750 SH       Sole                    11750
Mcdonald's Corp                COM              580135101      212     2412 SH       Sole                     2412
Nestle Sa                      COM              641069406     4899    88917 SH       Sole                    88917
Newell Rubbermaid Inc Com      COM              651229106      231    19500 SH       Sole                    19500
Nextera Energy Inc.            COM              65339F101      216     4000 SH       Sole                     4000
Norfolk Southern Corp.         COM              655844108      351     5750 SH       Sole                     5750
Pepsico Inc.                   COM              713448108     4110    66400 SH       Sole                    66400
Pfizer Inc.                    COM              717081103      710    40162 SH       Sole                    40162
Philip Morris Intl Inc Com     COM              718172109      805    12900 SH       Sole                    12900
Plum Creek Timber Co.          COM              729251108      347    10000 SH       Sole                    10000
Procter And Gamble Co          COM              742718109     6145    97260 SH       Sole                    97260
Schlumberger                   COM              806857108     3707    62065 SH       Sole                    62065
Southwestern Energy Co.        COM              845467109     2431    72925 SH       Sole                    72925
Staples Inc.                   COM              855030102     4246   319274 SH       Sole                   319274
Target Corp                    COM              87612E106     3510    71565 SH       Sole                    71565
Verizon Communications         COM              92343V104      267     7269 SH       Sole                     7269
Walgreen Co.                   COM              931422109     3383   102850 SH       Sole                   102850